Segment disclosures	12 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment disclosures	Segment disclosures
The Company operates as one operating segment in the development, manufacturing, distribution and support of voice and data connectivity components for software-based communication applications. The Company’s assets are primarily located in the United States of America (“USA”). The Company sells into two major geographic centers: USA and Others. The Company has determined that it has a single reportable segment as the Company’s decision makers review information on a consolidated basis.
Revenues for group of similar products and services can be summarized for the years ended June 30, 2026 and 2025 as follows:

	June 30	June 30
	2026	2025
	$	$
Products	16,120	41,592
Services	183,945	195,100
Total revenues	200,065	236,692
The sales in each of these geographic locations for the years ended June 30, 2026 and 2025 as follows:

	June 30	June 30
	2026	2025
	$	$
USA	190,905	224,101
Others	9,160	12,591
Total revenues	200,065	236,692
The non-current assets, in US dollars, in each of the geographic locations as at June 30, 2026, and June 30, 2025 are below:

	June 30	June 30
	2026	2025
	$	$
USA	196,712	299,041
Others	5,086	4,882
Total non-current assets	201,798	303,923
Non-current assets included in Others primarily consists of assets held in Canada.